Financial Instruments-risk management (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / bbl item customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 BRL (R$)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 $ / bbl	Mar. 01, 2020 $ / bbl	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Oct. 31, 2018 BRL (R$)	Oct. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
Disclosure Of Financial Instruments-risk management [Line Items]
Adjustments for gains (losses) on change in fair value of derivatives			$ 83,700,000	$ 92,050,000
Foreign exchange gain (loss)		$ (13,008,000)	$ (2,446,000)	$ (11,323,000)
Percentage of debt maturing in more than five years		97.00%
Notional amount	$ 350,000,000													$ 425,000,000
Borrowings		$ 784,586,000									$ 437,419,000
Borrowings, maturity		September 21, 2024
Gearing Ratio		123.00%	71.00%
Price per Barrels of oil | $ / bbl		30						16	50
Banco Santander [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings		$ 3,736,000			R$ 19,410,000	$ 3,441,000					$ 9,607,000	R$ 77,640,000	$ 20,000,000
2027 Notes [Member] | Issuance of Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Notional amount	$ 350,000,000
Borrowings, interest rate	5.50%
Percentage of price of borrowings	99.285%
Yield	5.625%
Amerisur Resources Limited [Member] | Cash flow hedges [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Notional amount | £										£ 241,682,496
Local Customers [Member] | Neuquen Basin [Member] | Argentina [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		4.00%
Percentage Of Entity's Production Sold To Customer Type		68.00%
Major Refineries [Member] | Neuquen Basin [Member] | Argentina [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		2.00%
Percentage Of Entity's Production Sold To Customer Type		32.00%
Local Customers and Petrobras Brazil [Member] | Maximum | Brazil [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		1.00%	1.00%
Fixed interest rate [member] | 2024 Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, interest rate		6.50%
Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, interest rate		5.50%
Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description Of Currency Devaluation Effect On Post Tax Loss		If the Colombian Peso, the Chilean Peso, the Argentine Peso and the Peruvian Peso had each devalued an additional 10% against the US dollar, with all other variables held constant, post-tax loss for the year would have been lower by US$ 9,057,000 (post-tax profit lower by US$ 645,000 in 2019 and US$ 57,000 in 2018).
Currency risk [member] | Argentine Peso [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		41.00%	59.00%	102.00%
Currency risk [member] | Chilean Peso [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar			8.00%
Currency Revaluation Percentage Against Dollar		5.00%		13.00%
Currency risk [member] | Colombian Peso [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		5.00%	1.00%
Currency Revaluation Percentage Against Dollar				9.00%
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		29.00%	4.00%	17.00%
Description Of Currency Devaluation Effect On Post Tax Loss		If the Brazilian Real had devalued 10% against the US dollar, with all other variables held constant, post-tax loss for the year would have been higher by US$ 909,000 (post-tax profit lower by US$ 927,000 in 2019 and post-tax profit lower by US$ 515,000 in 2018).
Foreign exchange gain (loss)		$ (4,205,000)	$ (664,000)	$ 5,862,000
Currency risk [member] | Peruvian Peso [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		9.00%		4.00%
Currency Revaluation Percentage Against Dollar			2.00%
Liquidity risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Cash		$ 201,907,000
Percentage of debt maturing in more than five years		97.00%
Barrels of oil equivalent per day in production at year end | item		40,000
Liquidity risk [member] | Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Available credit line							$ 75,000,000
Commodity price risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description of fluctuation in price levels		If oil and methanol prices had fallen by 10% compared to actual prices during the year, with all other variables held constant, considering the impact of the derivative contracts in place, post-tax loss for the year would have been higher by US$ 21,014,000 (post-tax profit lower by US$ 38,340,000 in 2019 and US$ 13,709,000 in 2018).
Interest Rate Risk [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings		$ 3,736,000
Percentage of borrowings bearing variable interest rate		0.50%
Interest Rate Risk [Member] | Fixed interest rate [member] | 2024 Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings		$ 425,000,000
Interest Rate Risk [Member] | Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings		$ 350,000,000
Credit Risk [Member] | Minimum
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio		60.00%	60.00%	60.00%
Credit Risk [Member] | Maximum
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio		80.00%	80.00%	80.00%
Credit Risk [Member] | ENAP [Member] | Chile [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		1.00%	2.00%	3.00%
Credit Risk [Member] | Methanex Chile SpA [Member] | Chile [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		4.00%	3.00%	3.00%
Credit Risk [Member] | Petrobras Brazil [Member] | Brazil [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		3.00%	4.00%	5.00%
Credit Risk [Member] | Grupo Albanesi [Member] | Argentina [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		1.00%
Credit Risk [Member] | Three Clients [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		83.00%
Credit Risk [Member] | Three Clients [Member] | Colombian subsidiary [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Concentration risk, number of customers | customer		3
Percentage of entity's revenue		98.00%